United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
June 30, 2006

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:   Dudley & Shanley, LLC
Address:  130 Maple Avenue
          Suite EB2
          Red Bank, NJ 07701

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley, Red Bank, NJ, July 21, 2006

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T, Inc.                     COM              00206R102      207     7412 SH       Sole                     7412
Alberto-Culver Co.             COM              013068101    18219   373950 SH       Sole                   373950
Anadarko Petroleum             COM              032511107     7931   166300 SH       Sole                   166300
Blue Pearl Mining Ltd.         COM              09578T109       66    35000 SH       Sole                    35000
British Petroleum              COM              055622104     1775    25500 SH       Sole                    25500
Consol Energy, Inc.            COM              20854P109    13614   291400 SH       Sole                   291400
Constellation Copper           COM              21036T209      103    45000 SH       Sole                    45000
Ecolab Inc.                    COM              278865100    11935   294100 SH       Sole                   294100
Evergreen Solar Inc.           COM              30033R108      130    10000 SH       Sole                    10000
Exelon Corp.                   COM              30161N101      142     2500 SH       Sole                     2500
Fastenal Co.                   COM              311900104    12716   315600 SH       Sole                   315600
Gardner Denver, Inc.           COM              365558105    13968   362800 SH       Sole                   362800
Goldcorp Inc.                  COM              380956409    12653   418700 SH       Sole                   418700
Hathor Exploration             COM              419018106      398   560000 SH       Sole                   560000
Henry Schein Inc.              COM              806407102    16005   342500 SH       Sole                   342500
Japan Small Cap. Fd            COM              47109U104    15377  1096800 SH       Sole                  1096800
Jumbo Development              COM              48138P108       54   750000 SH       Sole                   750000
Kit Resources                  COM              498020106      503   700000 SH       Sole                   700000
Linear Technology              COM              535678106    22104   660015 SH       Sole                   660015
Mettler-Toledo Int'l           COM              592688105    18399   303759 SH       Sole                   303759
Occidental Petroleum           COM              674599105    13649   133092 SH       Sole                   133092
Portfolio Recovery             COM              73640Q105    14407   315250 SH       Sole                   315250
Robert Half Int'l              COM              770323103    19559   465700 SH       Sole                   465700
St. Mary Land & Exp.           COM              792228108    32200   800000 SH       Sole                   800000
Walgreen Co.                   COM              931422109    18281   407700 SH       Sole                   407700
Waters Corporation             COM              941848103    17461   393270 SH       Sole                   393270
Western Refining, Inc.         COM              959319104      410    19000 SH       Sole                    19000